As filed with the Securities and Exchange Commission on December 30, 2014

Registration No. 33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 67

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 184

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(213) 742-5216 Alison Ryan, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on December 31, 2014 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

Registrant is filing this post-effective amendment (the “Amendment”) for the sole purpose of adding a supplement to the prospectus dated May 1, 2014 for the Transamerica Freedom Variable Annuity policy included in the Registration Statement. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. For avoidance of doubt, the Parts A and B included in Post-Effective Amendment No. 61 to the Registration Statement (File No. 033-56908) and Amendment No. 162 to the Registration Statement (File No. 811-06032) are hereby incorporated by reference to the extent required by applicable law.

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

The Company suspended an offer called the Alternative Lump Sum Offer (“ALSO”) on February 2, 2015. For a limited time, beginning on or about February 2, 2015, the Company is making a new Alternative Lump Sum Offer (“ALSO 1.2”) available to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO 1.2 is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below).

When you purchased your Existing Policy you made a determination that the Eligible Rider was important to you based on your personal circumstances at that time. When considering ALSO 1.2, you should consider whether you no longer need or want the Existing Policy and Eligible Rider (and any other riders), given your personal circumstances today and your future needs. If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for your full cash surrender value plus an Enhancement Amount. To accept ALSO 1.2, you must either:

—	surrender your Existing Policy (a “Surrender”),
—	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), so long as your Existing Policy is not subject to any surrender charges, or
—	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept ALSO 1.2 or take any action. If you choose to not accept ALSO 1.2 or simply do not take any action, your Existing Policy and Eligible Rider will continue unchanged.

The Alternative Lump Sum Offer 1.2 (ALSO 1.2)

If you are an Eligible Owner, and all conditions of ALSO 1.2 are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to the greater of:

(1) 90% of your minimum annuitization value or minimum income base (each an “annuitization base”) as defined under your Eligible Rider1 minus the cash surrender value; or

(2) 10% of your net annuitization base. Your net annuitization base is the annuitization base under your Eligible Rider minus the dollar amount of any premium payments made to your Eligible Policy after September 5, 2014.

1 Please see Appendix B for summaries of Eligible Riders (including descriptions of the minimum annuitization value and minimum income base).

The Enhancement Amount will be calculated using your cash surrender value, annuitization base and net annuitization base next computed after we receive your acceptance of ALSO 1.2 and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If the Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. See “Appendix A – Hypothetical Enhancement Amount Calculations” for more information regarding how the Enhancement Amount is calculated. ALSO 1.2 IS NOT INTENDED FOR ALL POLICY OWNERS AND BASED ON YOUR CURRENT PERSONAL CIRCUMSTANCES AND FUTURE NEEDS MAY NOT BE IN YOUR BEST INTEREST.

If you accept ALSO 1.2, we may gain a financial benefit because, for example, the capital we hold against future adverse events can be released upon the acceptance of the offer, and we will no longer bear the cost of hedging against market downturns.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO 1.2 at any time.

Who Qualifies for ALSO 1.2

ALSO 1.2 is available to owners of Existing Policies who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

—	You must be the owner of an in force Existing Policy;
—	You must have an in force Eligible Rider under the Existing Policy;
—	If you elect a Trade In, your Existing Policy must not be subject to any surrender charge;
—	The oldest owner and annuitant must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;
—	You must not have annuitized your Existing Policy or Eligible Rider; and
—	Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO 1.2 may further be limited by the Company, in its sole discretion if it is determined that offering ALSO 1.2 to other types of owners could create issues for the Company under ERISA or the Internal Revenue Code.

How ALSO 1.2 Works

If all conditions of ALSO 1.2 are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. If you request a Surrender, the Enhancement Amount will be included as part of your surrender proceeds. If you request a Trade In or Exchange, the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO 1.2 are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO 1.2.

All Surrenders, Trade Ins, Exchanges, and elections will be final. Once you have accepted ALSO 1.2, any exchange back to the Existing Policy will not be permitted.

The Company also reserves the right to modify the terms of ALSO 1.2 at any time prior to the receipt of your acceptance and other information necessary to process your transaction.

Considerations Regarding Accepting ALSO 1.2

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

—	If you accept ALSO 1.2, you will receive the cash surrender value plus the Enhancement Amount, which sum may be less than the amount you would have received during your lifetime under your Existing Policy and Eligible Rider had you kept your Existing Policy and Eligible Rider in force. You also will lose all benefits under your Existing Policy and riders, including any standard or optional death benefit.

—	If you elect a Surrender or Exchange and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable surrender charge or other deductions (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

—	To be eligible for a Trade In, your Existing Policy must not be subject to any surrender charge. However, if you are eligible for and elect a Trade In and your Enhancement Amount is equal to 10% of the net annuitization base, any applicable deduction (such as a pro-rated rider fee, excess interest adjustment or annual service charge) under your Existing Policy would reduce the amount you receive under ALSO 1.2. The amount you receive could be less than the policy value under your Existing Policy.

—	A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO 1.2 then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO 1.2, then the amount you receive upon Surrender, Trade In, or Exchange of your Existing Policy (including the Enhancement Amount) may be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO 1.2 if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO 1.2 also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy and could be greater than the amount you receive from this offer.

—	A Surrender of the Existing Policy may be taxable to you. Generally, if you surrender your Existing Policy, you will be taxed on the amount that you receive that exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior withdrawals that were not taxable). A 10% tax penalty also may apply to the taxable portion of the surrender if taken before age 59 1⁄2. The taxable portion of your surrender proceeds may also be subject to the recently enacted 3.8% Medicare surtax on investment income. You should consult your tax advisor about the tax consequences of accepting ALSO 1.2. Please carefully review the Tax Information section of the prospectus for additional information.

—	If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange. You should contact your financial representative for information about the compensation he or she receives. For additional information about compensation paid to your financial representative in connection with the purchase of a New Policy, see the “Distribution of the Policies” section of the New Policy prospectus.

—	Certain benefits and features under your Existing Policy, including the guaranteed lifetime income provided by your Eligible Rider, will not be available under the New Policy and may not be available under any other Replacement Policy. By accepting ALSO 1.2 you would lose these benefits and features under your Existing Policy, including any death benefit, and not be able to get them back. Please see Appendix B for a summary of Eligible Riders under the Existing Policies. Please note: If you are considering a Trade In, the New Policy does not offer a living benefit or enhanced death benefit.

—	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

—	There may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

—	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

—	Consult your personal financial representative to discuss whether accepting ALSO 1.2 would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative, tax advisor and potentially any beneficiaries named in the Existing Policy, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO 1.2 it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO 1.2 is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO 1.2 and decide if it is appropriate for you.

How To Accept ALSO 1.2

If you decide you want to Surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a Surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to Trade In your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO 1.2, and provide you with the proper forms and application necessary to complete the transaction. To request a Trade In, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to Exchange your Existing Policy for another company’s annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins, and partial exchanges are not permitted under ALSO 1.2.

There are a number of factors which might lead you to conclude ALSO 1.2 is not appropriate for you. Accordingly, before accepting ALSO 1.2, please carefully consider all those factors including, but not limited to:

—	your need for the guaranteed lifetime income provided by your Eligible Rider,
—	the death benefit provided by your Existing Policy,
—	any additional death benefit provided by optional riders to your Existing Policy,
—	the guaranteed income provided by the annuity options in your Existing Policy,
—	any taxes and tax penalties that would apply upon Surrender of the Existing Policy, and
—	any other factors based on your current personal circumstances and future needs.

In considering whether to accept ALSO 1.2 you should consult with your financial representative and tax advisor. You should also consider discussing ALSO 1.2 with any other persons, including potentially any beneficiaries under your Existing Policy, you believe can help you make the best decision regarding whether or not to accept ALSO 1.2 based on your personal circumstances today and your future needs.

You may call 1-866-298-0938 to determine your current ALSO 1.2 Enhancement Amount. Please note that the Enhancement Amount may change each day until we complete your request to accept the offer.

ALSO 1.2 may not be available for all policies, all Existing Policies, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate ALSO 1.2 at any time. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600
Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart is a tabular summary and does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read the prospectuses carefully before investing.

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Advisors EdgeSM Variable Annuity Form No.: AV515 101 130 600

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (reserves right to charge fee - waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	0.45%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value. (subject to limitations)

Optional Death Benefits [1,2]	None	Return of Premium; 6 Year Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Death Benefit; Additional Death Benefit - Extra; Additional Death Distribution - II

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Advisors Edge SelectSM Variable Annuity Form No.: AV516 101 131 600

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (reserves right to charge fee - waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.30%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value. (subject to limitations)

Optional Death Benefits [1,2]	None	Return of Premium; 6 Year Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Death Benefit; Additional Death Distribution - II

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Dreyfus/Transamerica Triple Advantage® Variable Annuity Form Nos.: AV696 101 145 901; GNC-33-194; 1-502 11-194

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (certain policies); $35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.15% (certain policies only); 1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 2%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Generally, the greater of:

— account value;

— return of premium value;

— 5% annually compounding value (certain policies only); and

— anniversary value (certain policies only).

(subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; Double Enhanced (certain policies only)

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Liquidity Rider; Premium Accelerator; Additional Death Benefit; Additional Death Benefit II; Tax Relief

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Portfolio SelectSM Variable Annuity Form Nos.: AV288, 101 95 796; AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; Annually Compounding (certain policies only); Enhanced (certain policies only)

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement – Extra; Beneficiary Earnings Enhancement - Extra II

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Premier Asset BuilderSM Variable Annuity Form Nos.: AV288 101 95 796; AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; 5% Annually Compounding (certain policies only); Enhanced (certain policies only)

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Principal-PlusSM Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	Yes

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; 5% Annually Compounding

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program

Other Optional Riders [2,4]	None	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Privilege SelectSM Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; 5% Annually Compounding; 5% Growth

Living Benefit Riders (including Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program

Other Optional Riders [2,4]	None	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Retirement Income BuilderSM Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	5% Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Retirement Income BuilderSM II Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	5% Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector

Other Optional Riders [2,4]	None	Beneficiary Earnings Enhancement

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Retirement Income BuilderSM - BAI Form No.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; Enhanced

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; Liquidity Rider; Value Rider

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	The Atlas Portfolio BuilderSM Variable Annuity Form No.: AV337 101 100 397

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	None

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; — return of premium value; — 5% annually compounding value (certain policies only); and — annual step-up (certain policies only). (subject to limitations)

Optional Death Benefits [1,2]	None	None

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement – Extra; Beneficiary Earnings Enhancement – Extra II

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Transamerica AccessSM Variable Annuity Form Nos.: AV432 101 114 199CRT; AV474 101 122 1099

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.30%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	5 % Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Additional Death Distribution

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Transamerica EXTRASM Variable Annuity Form Nos.: AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$40 (waived if policy value or sum of premiums less withdrawals ≥$100,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.60% (1.15% after 9th year) (certain policies only); 1.35% (1.15% after the 9th policy year) (certain policies only); 1.35% (certain policies only)

Administrative Charge	0.15%	0.40% (certain policies only); 0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 2%

Premium Enhancement	None	Yes

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Double Enhanced (certain policies only); Step-up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Additional Death Distribution; Additional Death Distribution +

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Transamerica FreedomSM Variable Annuity Form Nos.: AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198;

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25% (certain policies only); 1.10%

Administrative Charge	0.15%	0.15% Distribution Financing Charge of 0.25% first ten policy years (certain policies only)

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	5% Annually Compounding; Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Additional Death Distribution; Additional Death Distribution +

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Transamerica LandmarkSM Variable Annuity Form Nos.: AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	2% (when policy value is $0-$1,750) $35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10% - 1.60%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	None	Yes (certain policies only)

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; Double Enhanced; 5% Annually Compounding; Monthly Step-Up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Additional Death Distribution; Additional Death Distribution +; Liquidity Rider

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Transamerica Opportunity BuilderSM Form No.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	Yes

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	Transamerica Preferred AdvantageSM Variable Annuity Form No.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annual Step-Up; Enhanced

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [2,4]	None	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom AccessSM Variable Annuity Form No.: WL17

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits [1,2]	None	Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom Attainer®Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — annuity value; — highest anniversary value. (subject to limitations)

Optional Death Benefits [1,2]	None	None

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom Bellwether® Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; — 5% Growth (up to 200%); and — highest anniversary value. (subject to limitations)

Optional Death Benefits [1,2]	None	None

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom Conqueror® Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — cash value; — highest anniversary value (certain policies only); and — 5% compounding (certain policies only). (subject to limitations)

Optional Death Benefits [1,2]	None	None

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom Enhancer® Variable Annuity Form No.: VA25

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	Yes

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; — return of premium value; and — annual step-up. (subject to limitations)

Optional Death Benefits [1,2]	None	Compounding Minimum Death Benefit

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom Premier® Variable Annuity Form No.: WL18

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.00%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; — return of premium value; and — monthly step-up. (subject to limitations)

Optional Death Benefits [1,2]	None	Compounding/Monthly Step-up

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom® Variable Annuity Form No.: VA.02.06.88

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	None

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; — return of premium value; and — anniversary value. (subject to limitations)

Optional Death Benefits [1,2]	None	None

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

	New Policy	Existing Policies

	Transamerica FreedomSM Variable Annuity Form No.: AV864 101 165 103	WRL Freedom Wealth Creator® Variable Annuity Form No.: VA16

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.40%

Administrative Charge	0.15%	None

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	None	None

Standard Death Benefit [1]	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally, the greater of: — account value; — return of premium value; and — highest anniversary value. (subject to limitations)

Optional Death Benefits [1,2]	None	None

Living Benefit Riders (includes Eligible Riders) [2,3,4]	None	Guaranteed Minimum Income Benefit

Other Optional Riders [2,4]	None	Additional Earnings Rider

End Notes:

[1]	The death benefit offered under the New Policy may have been available either as a standard or optional death benefit under the Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.
[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

APPENDIX A

HYPOTHETICAL ENHANCEMENT AMOUNT CALCULATIONS

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and then use that amount to calculate the offer amount (offer amount = cash surrender value + Enhancement Amount):

EXAMPLE 1:

Assumptions:
Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,815.00
Premium Payments after September 5, 2014	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $59,815.00 = $30,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$30,185.00 > $10,000.00
Enhancement Amount = $30,185.00

Offer Amount: $59,815.00 + $30,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $59,815.00 = $30,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 2 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:
Annuitization Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charge:	$2,000.000
Pro-Rated Rider Fee:	$150.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$57,815.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $57,815.00 = $32,185.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$32,185.00 > $10,000.00
Enhancement Amount = $32,185.00

Offer Amount: $57,815.00 + $32,185.00 = $90,000.00

Offer Amount above Cash Surrender Value: $90,000.00 - $57,815.00 = $32,185.00

Offer Amount above Policy Value: $90,000.00 - $60,000.00 = $30,000.00

EXAMPLE 3:

Assumptions:
Annuitization Base:	$58,000.00
Policy Value:	$60,000.00
Surrender Charge:	$0.00
Pro-Rated Rider Fee:	$87.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$59,878.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($58,000.00 x 0.90) - $59,878.00 = $-7,678.00	0.10 * ($58,000.00 - $0.00) = $5,800.00
$-7,678.00 < $5,800.00
Enhancement Amount = $5,800.00

Offer Amount: $59,878.00 + $5,800.00 = $65,678.00

Offer Amount above Cash Surrender Value: $65,678.00 - $59,878.00 = $5,800.00

Offer Amount above Policy Value: $65,678.00 - $60,000.00 = $5,678.00

EXAMPLE 4 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:
Annuitization Base:	$150,000.00
Policy Value:	$145,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/3 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$140,740.00
Premium Payments after September 5, 2014:	$50,000.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($150,000.00 x 0.90) - $140,740.00 = $-5,740.00	0.10 * ($150,000.00 - $50,000.00) = $10,000.00
$-5,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $140,740.00 + $10,000.00 = $150,740.00

Offer Amount above Cash Surrender Value: $150,740.00 - $140,740.00 = $10,000.00

Offer Amount above Policy Value: $150,740.00 - $145,000.00 = $5,740.00

EXAMPLE 5 (for Surrender or Exchange only; not eligible for Trade In):

Assumptions:
Annuitization Base:	$100,000.00
Policy Value:	$150,000.00
Surrender Charge:	$4,000
Pro-Rated Rider Fee:	$225.00 (assumes 1/2 of a year @ 0.45%)
Annual Service Charge	$35.00
Cash Surrender Value:	$145,740.00
Premium Payments after September 5, 2014:	$0.00

Enhancement Amount:

Enhancement Amount is equal to the greater of:
($100,000.00 x 0.90) - $145,740.00 = $-55,740.00	0.10 * ($100,000.00 - $0.00) = $10,000.00
$-55,740.00 < $10,000.00
Enhancement Amount = $10,000.00

Offer Amount: $145,740.00 + $10,000.00 = $155,740.00

Offer Amount above Cash Surrender Value: $155,740.00 - $145,740.00 = $10,000.00

Offer Amount above Policy Value: $155,740.00 - $150,000.00 = $5,740.00

APPENDIX B

SUMMARY OF ELIGIBLE RIDERS (EXISTING POLICIES ONLY)

A summary of some important features of the Eligible Riders appears in the charts below. You should not rely solely on these charts in examining the features of the Eligible Riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

—	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

—    the policy value on the date the rider is issued; plus

—    any additional premium payments; minus

—    any adjustment for any withdrawals made after the date the rider is issued;

—    which is accumulated at the annual growth rate; minus

—    any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

—    the policy value on the date the rider is issued; plus

—    any subsequent premium payments; minus

—    any subsequent partial surrenders;

—    all of which is accumulated at the annual growth rate from the date of each transaction; minus

—    any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

—    the policy value on the date the rider is issued; plus

—    any subsequent premium payments; minus

—    any subsequent adjusted partial surrenders;

—    all of which is accumulated at the annual growth rate from the date of each transaction; minus

—    any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

—    the annuity value on the date the rider is issued; plus

—    any additional premium payments; minus

—    any adjustment for any withdrawals made after the date the rider is issued;

—    which is accumulated at the annual growth rate; minus

—    any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)    the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)    the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)     the rider anniversary prior to the annuitant’s 81st birthday;

b)    the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

—    the policy value on the date the rider is issued; plus

—    any subsequent premium payments; minus

—    any subsequent partial surrenders;

—    all of which is accumulated at the annual growth rate from the date of each transaction; minus

—    any premium taxes.

The annual growth rate is currently 6% per year.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 11.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 6.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Separate Account and AFSG Securities Corporation. Note 13.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as, MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 15.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(a)	(5)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 47.

	(a)	(6)	Amended and Reinstated Principal Underwriting Agreement. Note 65.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation, and the Broker/Dealer. Note 13.

	(b)	(1)	Form of Life Insurance Company Product Sales Agreement (TCI) Note 64.

(4)	(a)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 7.

	(b)		Amended pages to Form of Policy for Endeavor Platinum Variable Annuity. Note 8.

	(c)		Form of Policy Endorsement (Death Benefits). Note 10.

	(d)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 12.

	(e)		Form of Policy Endorsement (Nursing Care). Note 12.

	(f)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 13.

	(g)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 13.

	(h)		Form of Policy Rider (GMIB). Note 15.

	(i)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(j)		Form of Policy Rider (Managed Annuity Program). Note 26.

	(k)		Form of Policy Rider (MAP II). Note 31.

	(l)		Form of Policy Rider (GPS). Note 37.

	(m)		Form of Policy Rider (5 For life). Note 37.

	(n)		Form of Policy Rider (ADD+). Note 37.

	(o)		Form of Policy Rider (New GMWB). Note 39.

	(p)		Form of Policy Rider (5 for Life - Growth - without Death Benefit). Note 40.

	(q)		Form of Policy Rider (5 for Life - Growth - with Death Benefit). Note 40.

	(r)		Form of Rider (Income Select for Life). Note 41.

	(s)		Form of Rider (Double Enhanced). Note 43.

	(t)		Form of Rider (Retirement Income Choice). Note 43.

	(u)		Form of Endorsement (Fund Facilitation Fee). Note 46.

	(v)		Form of Policy Rider (Retirement Income Choice - Double Withdrawal Base Benefit). Note. 46.

	(w)		Form of Policy Rider (Retirement Income Choice 1.2). Note 49.

	(x)		Form of Policy Rider (Retirement Income Choice 1.4). Note 50.

	(y)		Form of Policy Rider (Income Link). Note 53.

	(z)		Form of Policy Rider (RIM). Note 56

	(aa)		Form of Policy Rider (Retirement Income Choice 1.6). Note 65

(5)	(a)		Form of Application for the Endeavor Platinum Variable Annuity. Note 12.

	(b)		Form of Application for the Endeavor Platinum Variable Annuity. Note 13.

	(c)		Form of Application for the Endeavor Platinum Variable Annuity. Note 15.

	(d)		Form of Application for the Transamerica Freedom Variable Annuity (formerly Endeavor Platinum Variable Annuity) Note 24.

	(e)		Form of Application for Transamerica Freedom. Note 32.

	(f)		Form of Application. Note 33

	(g)		Form of Application. Note 50.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 2.

	(b)		ByLaws of PFL Life Insurance Company. Note 2.

(7)			Reinsurance Agreement Note 36.

	(a)		Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 49.

	(b)		Reinsurance agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company dated July 1, 1994. Note 49.

	(c)		Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 49.

	(c)	1	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 49.

(d)

Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated - May 1, 2007. Note 49.

	(e)		Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 49.

(7)	(e)	(1)	Amendment No. 1 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 44.

(7)	(e)	(2)	Amendment No. 2 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 29, 2009. Note 44.

(7)	(e)	(3)	Amendment No. 3 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated May 27, 2010. Note 55.

	(f)		Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 49.

(g)

Reinsurance Agreement between Union Hamilton Reinsurance Ltd. And Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. And Transamerica Life Insurance Company dated June 30, 2008. Note 52.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.

			Note 3.

	(b)		Participation Agreement by and between PFL Life Insurance Company and the WRL Growth Portfolio of WRL Series Fund, Inc. Note 4.

(8)	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 34.

(8)	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 36.

(8)	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 37.

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 45.

	(b)	(8)	Amendment No. 38 to Participation Agreement (TST). Note 47.

	(b)	(9)	Amendment No. 40 to Participation Agreement (TST). Note 49.

	(b)	(10)	Amendment No. 41 to Participation Agreement (TST). Note 51.

	(b)	(11)	Amendment No. 42 to Participation Agreement (TST). Note 52.

	(b)	(12)	Amendment No. 43 to Participation Agreement (TST). Note 54.

	(b)	(13)	Amendment No. 44 to Participation Agreement (TST). Note 56

	(b)	(14)	Amendment No. 45 to Participation Agreement (TST). Note 57.

	(b)	(15)	Amendment No. 47 to Participation Agreement (TST). Note 62.

	(b)	(16)	Amendment No. 48 to Participation Agreement (TST). Note 63.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 3.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 4.

	(e)		Second Amendment to Administrative Services Agreement. Note 5.

	(f)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 12.

(8)	(f)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17.

(8)	(f)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavour Series Trust. Note 22.

	(f)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 30.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20.

(8)	(g)	(1)	Termination of Participation Agreement (Transamerica). Note 26.

(8)	(g)	(2)	Participation Agreement (Transamerica). Note 26.

(8)	(g)	(3)	Addendum to Participation Agreement

			(Transamerica). Note 26.

	(h)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18.

	(h)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(h)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24.

	(h)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19.

	(i)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(i)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

(8)	(j)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21.

(8)	(j)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22.

(8)	(j)	(2)	Amendment No. 12 to Fund Participation Agreement (Janus Aspen Series). Note 55.

	(j)	(3)	Amendment No. 13 to Fund Participation Agreement (Janus Aspen Series). Note 60.

	(j)	(4)	Amendment No. 3 to Participation Agreement (Janus). Note 65.

	(j)	(5)	Amendment No. 14 to Participation Agreement (Janus). Note 74.

(8)	(k)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(k)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26.

	(k)	(2)	Amendment to Participation Agreement (Alliance Bernstein). Note 47.

	(k)	(3)	Amendment to Participation Agreement (Alliance Bernstein). Note 58.

	(k)	(4)	Amendment No. 13 to Participation Agreement (Alliance Bernstein). Note 74.

(8)	(l)		Participation Agreement by and among AIM Variable

			Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(l)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 30.

(8)	(l)	(2)	Amendment to Participation Agreement (AIM/Invesco). Note 53.

(8)	(1)	(3)	Amendment to Participation Agreement (AIM). Note 55.

(8)	(1)	(4)	Amendment No. 21 to Participation Agreement (AIM/INVESCO). Note 59.

	(1)	(5)	Amendment No. 9 to Participation Agreement (AIM/INVESCO). Note 66.

	(1)	(6)	Amendment No. 12 to Participation Agreement (AIM/INVESCO). Note 65.

	(1)	(7)	Amendment No. 18 to Participation Agreement (AIM/INVESCO). Note 65.

	(1)	(8)	Amendment No. 22 to Participation Agreement (AIM/INVESCO). Note 72.

(8)	(m)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(m)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(m)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 30.

(8)	(n)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 39

	(n)	(1)	Amendment No. 7 to Participation Agreement (Fidelity Distributors Corporation). Note 63.

	(n)	(2)	Amendment No. 8 to Participation Agreement (Fidelity), Note 69.

(8)	(o)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 49.

	(o)	(1)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 47.

(8)	(o)	(2)	Amendment No. 4 to Participation Agreement (Franklin Templeton). Note 55.

	(o)	(3)	Amendment No. 5 to Participation Agreement (Franklin Templeton). Note 60.

	(o)	(4)	Amendment No. 2 to Participation Agreement (Franklin). Note 65.

	(o)	(5)	Amendment to Participation Agreement (Franklin). Note 65.

	(o)	(6)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 65.

	(o)	(7)	Amendment No. 8 to Participation Agreement (Franklin). Note 69.

	(o)	(8)	Amendment No. 9 to Amended and Restated Participation Agreement (Franklin). Note 72.

	(o)	(9)	Amendment No. 10 to Amended and Restated Participation Agreement (Franklin). Note 74.

	(o)	(10)	Amendment No. 11 to Participation Agreement (Franklin). Note 75.

(8)	(p)		Participation Agreement among Transamerica Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 51.

	(p)	(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 51.

	(p)	(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 51.

	(p)	(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 73.

	(p)	(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 75.

(8)	(q)		Participation Agreement By and Among Transamerica Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 51.

	(q)	(1)	Amendment No. 1 to Participation Agreement (GE). Note 58.

	(q)	(2)	Amendment No. 2 to Participation Agreement (GE). Note 69.

(8)	(r)		Amended and Restated Participation Agreement (TST). Note 65.

	(r)	(1)	Amendment No. 1 to Participation Agreement (TST). Note 69.

	(r)	(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 71.

	(r)	(3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 74.

	(r)	(4)	Amendment No. 2 to Participation Agreement (TST). Note 75.

(9)			Opinion and Consent of Counsel. Note 75.

(10)	(a)		Consent of Independent Registered Public Accounting Firm. Note 75.

	(b)		Opinion and Consent of Actuary. Note 39.

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Performance Data Calculations. Note 39.

(14)			Powers of Attorney. Jason Orlandi, Arthur C. Schneider, Eric J. Martin, Brenda K. Clancy, Mark Mullin, C. Michiel Van Katwijk. Note 75.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-56908, 811-06032) on January 8, 1993.
Note 2.	Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 3.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 4.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 5.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) on May 1, 1992.
Note 6.	Filed with Post-Effective Amendment No. 5 to Form

N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 7.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-56908) on December 6, 1993.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on February 28, 1994.
Note 9.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1994.
Note 10.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 1995.
Note 11.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-56908) on April 24, 1996.
Note 12.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1997.
Note 13.	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 33-56908) on February 27, 1998.
Note 14.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1998.
Note 15.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on September 28, 1998.
Note 16.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.
Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No, 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-56908) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2002.
Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 32.	Filed with Post-Effective Amendment No. 17 to this form N-4 Registration Statement (File No. 33-56908) on December 30, 2002.
Note 33.	Filed with Post-Effective No. 20 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2003.
Note 34.	Filed with Post-Effective No. 22 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-56908) on April 28, 2005.
Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 27 to this Form N-4 Registration Statement (File No. 33-56908) on April 26, 2006.
Note 40.	Incorporated herein by Reference to Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 41.	Incorporated herein by Reference to Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-131987) on July 19, 2006.
Note 42.	Filed with Post-Effective Amendment No. 28 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2007.
Note 43.	Incorporated herein by Reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) on September 21, 2007.
Note 44.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 45.	Filed with Post-Effective Amendment No. 30 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2008.
Note 46.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.
Note 47.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-56908) on November 6, 2008.
Note 48.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-156259) filed on December 18, 2008.
Note 49.	Filed with Post-Effective Amendment No. 32 to this Form N-4 Registration Statement (File No. 33-56908) filed on April 30, 2009.
Note 50.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File 333-142762) filed on August 31, 2009.
Note 51.	Filed with Post-Effective Amendment No. 34 to this Form N-4 Registration Statement (File No. 33-56908) filed on November 19, 2009.
Note 52.	Filed with Post-Effective Amendment No. 36 to this Form N-4 Registration Statement (File No. 33-56908) filed on April 27, 2010.
Note 53.	Filed with Post-Effective Amendment No. 37 to this Form N-4 Registration Statement (File No. 33-56908) filed on August 6, 2010.
Note 54.	Incorporated by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.
Note 55.	Filed with Post-Effective Amendment No. 38 to this Form N-4 Registration Statement (File No. 33-56908) filed on February 15, 2011.
Note 56.	Filed with Post-Effective Amendment No. 39 on Form N-4 Registration Statement (File No. 33-56908) filed on April 26, 2011.
Note 57.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-173285) filed on June 8, 2011.
Note 58.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.
Note 59.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Form N-4 Registration Statement (File No. 33-33085) filed on October 7, 2011.
Note 60.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Form N-4 Registration Statement (File No. 33-33085) filed on April 17, 2012.
Note 61.	Filed with Post-Effective Amendment No. 45 to Form N-4 Registration Statement (File No. 33-56908) filed on April 30, 2012.
Note 62.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Form N-4 Registration Statement (File No. 33-33085) filed on June 22, 2012.
Note 63.	Filed with Post-Effective Amendment No. 58 to Form N-4 Registration Statement (File No. 33-56908) filed on September 10, 2012.
Note 64.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.
Note 65.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.
Note 66.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-98891) filed on April 29, 2003.
Note 67.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-187910) filed on April 15, 2013.
Note 68.	Filed with Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-56908) filed on April 23, 2013.
Note 69.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.
Note 70.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-189435) filed on September 11, 2013.
Note 71.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.
Note 72.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33-33085) filed on October 17, 2013.
Note 73.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.
Note 74.	Filed with Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33-56908) filed on April 29, 2014.
Note 75.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Jason Orlandi 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Senior Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and President

C. Michiel Van Katwijk 100 Light St. Baltimore, MD 21202	Director, Senior Vice President, Chief Financial Officer and Treasurer

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and Chairman of the Board

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
44764 Yukon Inc.	Canada	100% Creditor Resources, Inc.	Holding company
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada

AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.

Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON Direct & Affinity Marketing Services Australia Pty Limited	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct & Affinity Marketing Services Co., Ltd.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct & Affinity Marketing Services (Thailand) Limited	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

As of 10/1/2014	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.

Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (88.0184%) ; Transamerica Premier Life Insurance Company (11.9816%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

As of 10/1/2014	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

As of 10/1/2014	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing
Asia Investment Holding Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Transamerica Premier-Life Insurance Company	Investments in low income housing tax credit properties
Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

As of 10/1/2014	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company
Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance
CRI Canada Ltd.	Canada	44764 Yukon Inc. owns all preferred shares of stock; various non-AEGON entities/investors own common shares of stock	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

As of 10/1/2014	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

As of 10/1/2014	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

As of 10/1/2014	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

As of 10/1/2014	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware

Members: Garnet Community Investments, LLC (0.01%); ~~I~~NG USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).

Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

As of 10/1/2014	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Real estate investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

As of 10/1/2014	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments

As of 10/1/2014	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLI, LLC	Delaware	Sole Member - Garnet Community Investment XLI, LLC	Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments
Garnet LIHTC Fund XLIV, LLC	Delaware	Sole Member - Garnet Community Investment XLIV, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
Intersecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment

As of 10/1/2014	Page 12

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ironwood Re Corp.	Hawaii	100% AEGON USA, LLC	Captive insurance company
LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company
McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Transamerica Premier Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

As of 10/1/2014	Page 13

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware

Members: Transamerica Life Insurance Company (90.96%); Transamerica Premier Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.

Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Transamerica Premier Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Stonebridge Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

As of 10/1/2014	Page 14

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

As of 10/1/2014	Page 15

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	100% AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer

As of 10/1/2014	Page 16

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants Private Limited	India	99.95% AEGON DMS Holding B.V.; non-AEGON affiliate, Keshav Sunderraj owns .05%	Marketing consultant
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% AEGON USA, LLC; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

As of 10/1/2014	Page 17

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions Corporation	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa

676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC

Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda -- will primarily write fixed universal life and term insurance
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Investment advisor
Transamerica Retirement Insurance Agency, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Conduct business as an insurance agency.
Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement plan services.

As of 10/1/2014	Page 18

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding Company	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding Company	Investments
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

As of 10/1/2014	Page 19

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (82.35%); Transamerica Premier Life Insurance Company (16.16%); Transamerica Financial Life Insurance Company (1.49%) Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

As of 10/1/2014	Page 20

Item 27.    Number of Policyowners

As of November 28, 2014, there were 8,789 Owners of the Policies for FreedomSM Variable Annuity; and 202 Owners of the Policies for Members® FreedomSM Variable Annuity.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company (formerly known as Monumental Life Insurance Company).

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Jeffrey T. McGlaun	(3)	Assistant Treasurer

C. Michael Van Katwijk	(3)	Treasurer

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$11,678,818	0	0	0

(1)	Fiscal Year 2013

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica, at 4 Manhattanville Road, Purchase, New York 10577, or its Service Office, Financial Markets Group—Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 30th day of December, 2014.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mark W. Mullin*	Director and Chairman of the Board	, 2014

Jason Orlandi*	Director, Senior Vice President, Secretary and General Counsel	, 2014

Arthur C. Schneider*	Director, Senior Vice President and Chief Tax Officer	, 2014

Eric J. Martin*	Senior Vice President and Corporate Controller	, 2014

Brenda K. Clancy*	Director and President	, 2014

C. Michiel van Katwijk*	Director, Senior Vice President, Chief Financial Officer and Treasurer	, 2014

/s/Alison Ryan Alison Ryan	Vice President	December 30, 2014

*By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No.

33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
8(o)(10)	Amendment No. 11 to Participation Agreement (Franklin)
8(p)(4)	Amendment No. 9 to Participation Agreement (American Funds)
8(r)(4)	Amendment No. 2 to Participation Agreement (TST)
9	Opinion and Consent of Counsel
10	Consent of Independent Registered Public Accounting Firm
14	Powers of Attorney

* Page numbers included only in manually executed original.